Bank loan - Schedule of Movement of Bank Loan (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Interest expense	$ 2,376	$ 2,053	$ 1,584
Secured Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Beginning Balance	24,920	10,031
Draw-down	2,000	15,000
Repayment	(27,287)
Less: transaction costs and fees	(907)	(376)
Modification adjustment	240	(310)
Interest expense	2,376	2,053
Interest paid	(2,466)	(1,478)
Reclassification of unamortized transaction costs to prepaids and other receivables	1,124
Ending Balance	$ 0	$ 24,920	$ 10,031